Comprehensive Income	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note [Abstract]
Comprehensive Income
Note 4   Comprehensive Income

The components of other comprehensive income and related tax effects for the three and six-month periods ended June 30, 2011 and 2010 are as follows: (dollars in thousands)

	For three-months		For six-months
	ended June 30		ended June 30
	2011	2010	2011	2010
Unrealized gains on
securities available for sale	$195	$354	$627	$771
Reclassification adjustment for loss
realized in income	0	5	0	5

Net Unrealized Gains	195	359	627	776

Tax effect	(67)	(122)	(213)	(264)
Net of Tax Amount	$128	$237	$414	$512